Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000117927 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117927 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117927 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117927 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000117927 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000117927 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117927 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%
C000117927 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117927 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000117927 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000117927 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002008 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002008 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002008 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002008 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002008 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002008 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002008 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%
C000002008 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002008 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000002008 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000002008 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002018 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002018 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002018 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002018 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002018 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002018 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002018 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%
C000002018 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002018 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000002018 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000002018 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002017 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002017 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002017 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002017 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002017 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002017 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002017 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%
C000002017 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002017 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000002017 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000002017 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002015 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002015 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002015 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002015 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002015 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002015 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002015 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%
C000002015 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002015 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000002015 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000002015 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002006 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002006 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002006 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002006 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002006 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002006 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002006 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%
C000002006 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002006 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000002006 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000002006 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002013 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002013 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002013 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002013 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002013 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002013 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002013 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%
C000002013 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002013 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000002013 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000002013 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002012 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002012 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002012 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002012 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002012 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002012 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002012 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%
C000002012 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002012 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000002012 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000002012 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002007 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002007 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000002007 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002007 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000002007 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002007 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002007 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	56.20%
C000002007 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000002007 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	88.40%
C000002007 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000002007 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	11.60%
C000033358 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000033358 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033358 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033358 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000033358 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000033358 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033358 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033358 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000033358 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033358 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033358 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033358 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000033358 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033358 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033358 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033358 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033358 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033358 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033358 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033358 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033358 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000033358 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%
C000033358 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033358 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000033358 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000033358 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033358 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033358 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000033359 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000033359 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033359 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033359 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000033359 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000033359 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033359 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033359 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000033359 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033359 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033359 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033359 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000033359 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033359 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033359 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033359 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033359 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033359 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033359 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033359 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033359 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000033359 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%
C000033359 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033359 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000033359 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000033359 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033359 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033359 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000033360 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000033360 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000033360 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033360 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000033360 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000033360 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000033360 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000033360 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000033360 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000033360 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000033360 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000033360 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000033360 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000033360 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000033360 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000033360 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000033360 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000033360 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000033360 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000033360 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000033360 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000033360 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%
C000033360 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000033360 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000033360 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000033360 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000033360 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000033360 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000068409 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000068409 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000068409 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068409 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000068409 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000068409 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068409 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068409 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068409 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068409 [Member] | Moody's, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068409 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000068409 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068409 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068409 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068409 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000068409 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068409 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068409 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068409 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068409 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068409 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000068409 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%
C000068409 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068409 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068409 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000068409 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068409 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068409 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000068410 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000068410 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000068410 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068410 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000068410 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000068410 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068410 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068410 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068410 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068410 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068410 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000068410 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068410 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068410 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068410 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000068410 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068410 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068410 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068410 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068410 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068410 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000068410 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%
C000068410 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068410 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068410 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000068410 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068410 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068410 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000068411 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000068411 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000068411 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068411 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000068411 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000068411 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068411 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068411 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068411 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068411 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068411 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000068411 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068411 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068411 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068411 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000068411 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068411 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068411 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068411 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068411 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068411 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000068411 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%
C000068411 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068411 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068411 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000068411 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068411 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068411 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000068412 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000068412 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000068412 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068412 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000068412 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000068412 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000068412 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000068412 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068412 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000068412 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000068412 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000068412 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000068412 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000068412 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000068412 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000068412 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000068412 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000068412 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000068412 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000068412 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000068412 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000068412 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%
C000068412 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000068412 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000068412 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000068412 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000068412 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000068412 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000117928 [Member] | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	12.70%
C000117928 [Member] | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	7.60%
C000117928 [Member] | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117928 [Member] | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	14.70%
C000117928 [Member] | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000117928 [Member] | Fitch, CCC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000117928 [Member] | Fitch, CC Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Fitch, C Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Fitch, D Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
C000117928 [Member] | Money Market Funds Quality [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000117928 [Member] | Moody's, Aaa Rating [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117928 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.80%
C000117928 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
C000117928 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
C000117928 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000117928 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117928 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000117928 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000117928 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
C000117928 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000117928 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117928 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
C000117928 [Member] | Federal Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	7.70%
C000117928 [Member] | Purchased Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Fixed Income Securities [Member]
Holdings [Line Items]
Percent of Total Investments	65.20%
C000117928 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
C000117928 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%
C000117928 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	32.60%
C000117928 [Member] | Index Options [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
C000117928 [Member] | Equity Warrants [Member]
Holdings [Line Items]
Percent of Total Investments	0.00%
C000117928 [Member] | Non Fixed Income [Member]
Holdings [Line Items]
Percent of Total Investments	32.70%
C000117930 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117930 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117930 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117930 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117930 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000117930 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000117930 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000117930 [Member] | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000117930 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117930 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000117930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000117930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000117930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000117930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000117930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000117930 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000117930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000117930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000117930 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000117930 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000117930 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000117930 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100963 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100963 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100963 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100963 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100963 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100963 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100963 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100963 [Member] | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100963 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100963 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100963 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000100963 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100963 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100963 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100963 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000100963 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100963 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000100963 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000100963 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000100963 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100963 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100963 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100962 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100962 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100962 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100962 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100962 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100962 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100962 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100962 [Member] | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100962 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100962 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100962 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000100962 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100962 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100962 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100962 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000100962 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100962 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000100962 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000100962 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000100962 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100962 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100962 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100961 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100961 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100961 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100961 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100961 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100961 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100961 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100961 [Member] | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100961 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100961 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100961 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000100961 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100961 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100961 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100961 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000100961 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100961 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000100961 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000100961 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000100961 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100961 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100961 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100960 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100960 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100960 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100960 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100960 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100960 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100960 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100960 [Member] | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100960 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000100960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000100960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000100960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000100960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000100960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100960 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100960 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100959 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100959 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100959 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100959 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100959 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100959 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100959 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100959 [Member] | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100959 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000100959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000100959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000100959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000100959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000100959 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100959 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100959 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100958 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100958 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100958 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100958 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100958 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100958 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100958 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100958 [Member] | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100958 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100958 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100958 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000100958 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100958 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100958 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100958 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000100958 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100958 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000100958 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000100958 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000100958 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100958 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100958 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100957 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100957 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100957 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100957 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100957 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100957 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100957 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100957 [Member] | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100957 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000100957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000100957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000100957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000100957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000100957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100957 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100957 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%
C000100956 [Member] | Vontier Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100956 [Member] | Element Solutions Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100956 [Member] | Cathay General Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100956 [Member] | Plains GP Holdings LP [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100956 [Member] | First Interstate BancSystem Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000100956 [Member] | Prosperity Bancshares Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | First Hawaiian Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
C000100956 [Member] | Pacific Premier Bancorp Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
C000100956 [Member] | NCR Atleos Corp [Member]
Holdings [Line Items]
Percent of Total Investments	1.40%
C000100956 [Member] | Popular Inc [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
C000100956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.50%
C000100956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
C000100956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.80%
C000100956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000100956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
C000100956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%
C000100956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.50%
C000100956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000100956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%
C000100956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%
C000100956 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%
C000100956 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	97.70%